Subsequent Events (unaudited) - In connection with the First Amendment to the Loan and Security Agreement (Details) $ in Millions	Jul. 09, 2021 USD ($)
Subsequent event | Humacyte, Inc.
Subsequent Event [Line Items]
Restricted cash	$ 10.0